John Hancock Global Climate Action Fund Average Annual Total Returns - Class I [Member]		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	18.65%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		16.33%	16.67%
Performance Inception Date	Dec. 19, 2023
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.39%	13.81%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.68%	11.52%